Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statements Line Items
Payables on metals received from offtakes	$ 0	$ 5,190
Trade payables	6,836	217
Other payables	6,044	5,246
Accrued interests on long-term debt	265	46
Other accrued liabilities	5,627	1,033
Accounts payable and accrued liabilities	$ 18,772	$ 11,732